Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Line Items]
Cash paid for taxes (net of cash refunds)		$ 440.8	$ 392.9	$ 160.6
U.S. federal statutory tax rate		35.00%	35.00%	35.00%
Goodwill impairment charge	$ 305.2
Goodwill impairment charge deductible for tax purposes				$ 0.0
Deferred tax assets, valuation allowance		$ 165.1	$ 112.4
Deferred tax assets operating loss carryforwards, state		$ 12.8
Percentage of the undistributed earnings in countries with a statutory tax rate of 24% or higher		80.00%
Statutory tax rate percentage or higher		24.00%
Business separation additional income tax expense		$ 51.8
Foreign earnings repatriated		443.8
Cumulative undistributed earnings		5,463.2
US Income and foreign withholding taxes estimate		1,268.3
Unrecognized tax benefits	$ 93.1	90.2	83.8	93.1	$ 102.3
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		46.5	48.8
Interest and penalties related to unrecognized tax benefits		1.8	(1.9)	1.2
Accrued interest and penalties		8.4	6.6
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions		0.0	$ 2.2	$ 9.7
Chilean Tax Rate Change [Member]
Income Taxes [Line Items]
Effective income tax rate reconciliation, change in enacted tax rate				1.50%
Income tax expense from tax reform				$ 20.6
Non-U.S. Subsidiary Tax Election [Member]
Income Taxes [Line Items]
Increase (decrease) in income tax expense				$ 51.6
Federal [Member]
Income Taxes [Line Items]
Capital loss carryforwards		137.1
Tax credit carryforwards		25.7
Deferred tax assets capital loss carryforwards		$ 48.0
Federal [Member] | Capital Loss Carryforward [Member]
Income Taxes [Line Items]
Tax carryforward expiration period end		2019
Federal [Member] | Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax carryforward expiration period start		2025
Federal [Member] | Loss and Tax Credit Member [Member]
Income Taxes [Line Items]
Tax carryforward expiration period end		2026
State [Member]
Income Taxes [Line Items]
Tax credit carryforwards		$ 3.3
Operating loss carryforwards		$ 303.1
State [Member] | Loss and Tax Credit Member [Member]
Income Taxes [Line Items]
Tax carryforward expiration period start		2018
Tax carryforward expiration period end		2034
Foreign [Member]
Income Taxes [Line Items]
Tax credit carryforwards		$ 27.0
Operating loss carryforwards		149.3
Unused carryforwards and credits that have an expiration period		113.9
Deferred tax assets operating loss carryforwards, foreign		$ 37.7
Foreign [Member] | Loss and Tax Credit Member [Member]
Income Taxes [Line Items]
Tax carryforward expiration period start		2017
Tax carryforward expiration period end		2026
Energy-from-Waste [Member]
Income Taxes [Line Items]
Deferred tax assets capital loss carryforwards		$ 58.0